Supplement to the
Fidelity® Global Strategies Fund
Class A, Class T, Class C and Class I
July 30, 2016
As Revised August 1, 2016
Summary Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

ADYS-SUM-17-01 1.9881426.100	March 1, 2017